Employee Benefits	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Employee Benefits
Note 18. Employee Benefits
An analysis of the net liability and net period cost for employee benefits is as follows:

	At December 31,
	2022		2023
Mexico	Ps.	112,031,055	Ps.	119,265,063
Puerto Rico		8,859,265		7,227,422
Brazil		6,303,584		7,401,235
Europe		9,971,256		8,919,884
Ecuador		519,239		479,762
El Salvador		135,299		113,508
Nicaragua		62,327		53,974
Honduras		41,292		55,295

Total	Ps.	137,923,317	Ps.	143,516,143

	For the year ended December 31,
	2021		2022		2023
Mexico	Ps.	15,507,652	Ps.	13,673,155	Ps.	14,601,940
Puerto Rico		548,550		538,681		170,389
Brazil		724,587		587,552		369,624
Europe		1,753,872		1,176,028		1,750,101
Ecuador		111,353		(29,743)		40,498
El Salvador		19,081		14,384		15,190
Nicaragua		18,561		11,502		10,937
Honduras		4,718		7,593		13,257

Total	Ps.	18,688,374	Ps.	15,979,152	Ps.	16,971,936

a) Defined Benefit Plans
The defined benefit obligation (DBO) and plan assets for the pension and other benefit obligation plans, by country, are as follows:

	At December 31
	2022							2023
	DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability		DBO		Plan Assets	Effect of asset ceiling		Net employee benefit liability
Mexico	Ps.	285,775,547	Ps.(174,814,669)	Ps.	—	Ps.	110,960,878	Ps.	293,551,400	Ps.(175,265,188)	Ps.	—	Ps.	118,286,212
Puerto Rico		26,747,454	(17,888,189)		—		8,859,265		22,244,771	(15,017,349)		—		7,227,422
Brazil		14,599,954	(15,823,761)		6,064,069		4,840,262		15,045,247	(13,810,050)		4,055,040		5,290,237
Europe		3,464,777	—		—		3,464,777		3,384,633	—		—		3,384,633

Total	Ps.	330,587,732	Ps.(208,526,619)	Ps.	6,064,069	Ps.	128,125,182	Ps.	334,226,051	Ps.(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

Below is a summary of the actuarial results generated for the pension and retirement plans as well as the medical services in Puerto Rico and Brazil; the pension plans and seniority premiums related to Telmex; the pension plan, the service awards plan and severance in Austria corresponding to the years ended December 31, 2021, 2022 and 2023:

	At December 31, 2021
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	343,003,240	Ps.	(191,549,583)	Ps.	3,393,640	Ps.	154,847,297
Current service cost		2,090,896						2,090,896
Interest cost on projected benefit obligation		28,913,257						28,913,257
Expected return on plan assets				(15,112,669)				(15,112,669)
Changes in the asset ceiling during the period and others						215,544		215,544
Past service costs and other				139,910				139,910
Actuarial gain for changes in experience		(23,024)						(23,024)
Actuarial gain from changes in demographic assumptions		(48)						(48)
Actuarial gain from changes in financial assumptions		(6,907)						(6,907)

Net period cost	Ps.	30,974,174	Ps.	(14,972,759)	Ps.	215,544	Ps.	16,216,959
Actuarial loss for changes in experience		10,728,950						10,728,950
Actuarial gain from changes in demographic assumptions		(104,568)						(104,568)
Actuarial gain from changes in financial assumptions		(4,099,321)						(4,099,321)
Changes in the asset ceiling during the period and others						969,433		969,433
Return on plan assets greater than discount rate (shortfall)		(22,198,615)						(22,198,615)

Recognized in other comprehensive income	Ps.	6,525,061	Ps.	(22,198,615)	Ps.	969,433	Ps.	(14,704,121)
Contributions made by plan participants		99,201		(99,201)				—
Contributions to the pension plan made by the Company				311,108				311,108
Benefits paid		(10,574,420)		10,348,544				(225,876)
Payments to employees		(25,042,314)						(25,042,314)
Effect of translation		330,770		(166,676)		(156,158)		7,936

Others	Ps.	(35,186,763)	Ps.	10,393,775	Ps.	(156,158)	Ps.	(24,949,146)
Balance at the end of the year		345,315,712		(218,327,182)		4,422,459		131,410,989
Less short-term portion		(236,304)						(236,304)

Non-current obligation	Ps.	345,079,408	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,174,685

	At December 31, 2022
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	345,315,712	Ps.	(218,327,182)	Ps.	4,422,459	Ps.	131,410,989
Current service cost		1,534,180		—		—		1,534,180
Interest cost on projected benefit obligation		30,565,134		—		—		30,565,134
Expected return on plan assets		—		(18,819,322)		—		(18,819,322)
Changes in the asset ceiling during the period and others		—		—		398,399		398,399
Past service costs and other		—		142,911		—		142,911
Actuarial gain for changes in experience		(43,603)		—		—		(43,603)
Actuarial gain from changes in demographic assumptions		(64)		—		—		(64)
Actuarial gain from changes in financial assumptions		(88,990)		—		—		(88,990)

Net period cost	Ps.	31,966,657	Ps.	(18,676,411)	Ps.	398,399	Ps.	13,688,645
Actuarial loss for changes in experience		2,747,706		—		—		2,747,706
Actuarial loss from changes in demographic assumptions		55,037		—		—		55,037
Actuarial gain from changes in financial assumptions		(9,838,708)		—		—		(9,838,708)
Changes in the asset ceiling during the period and others		—		—		1,283,501		1,283,501
Return on plan assets greater than discount rate (shortfall)		—		13,719,181		—		13,719,181

Recognized in other comprehensive income	Ps.	(7,035,965)	Ps.	13,719,181	Ps.	1,283,501	Ps.	7,966,717
Contributions made by plan participants		78,642		(78,642)		—		—
Contributions to the pension plan made by the Company		—		516,280		—		516,280
Benefits paid		(13,502,781)		13,221,202		—		(281,579)
Payments to employees		(23,753,735)		—		—		(23,753,735)
Plan changes		12,461		—		—		12,461
Effect of translation		(2,218,050)		1,098,953		(40,290)		(1,159,387)

Others	Ps.	(39,383,463)	Ps.	14,757,793	Ps.	(40,290)	Ps.	(24,665,960)
Balance at the end of the year		330,862,941		(208,526,619)		6,064,069		128,400,391
Less short-term portion		(275,209)		—				(275,209)

Non-current obligation	Ps.	330,587,732	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,125,182

	At December 31, 2023
	DBO		Plan Assets		Effect of asset ceiling		Net employee benefit liability
Balance at the beginning of the year	Ps.	330,862,941	Ps.	(208,526,619)	Ps.	6,064,069	Ps.	128,400,391
Current service cost		2,044,102		—		—		2,044,102
Interest cost on projected benefit obligation		33,203,706		—		—		33,203,706
Expected return on plan assets		—		(20,251,931)		—		(20,251,931)
Changes in the asset ceiling during the period and others		—		—		585,667		585,667
Past service costs and other		(322,700)		145,646		—		(177,054)
Actuarial gain for changes in experience		(20,645)		—		—		(20,645)
Actuarial loss from changes in demographic assumptions		134		—		—		134
Actuarial loss from changes in financial assumptions		30,958		—		—		30,958

Net period cost	Ps.	34,935,555	Ps.	(20,106,285)	Ps.	585,667	Ps.	15,414,937
Actuarial loss for changes in experience		10,632,144		—		—		10,632,144
Actuarial gain from changes in demographic assumptions		(430,315)		—		—		(430,315)
Actuarial loss from changes in financial assumptions		1,900,436		—		—		1,900,436
Changes in the asset ceiling during the period and others		—		—		(2,247,990)		(2,247,990)
Return on plan assets greater than discount rate (shortfall)		—		(6,210,593)		—		(6,210,593)

Recognized in other comprehensive income	Ps.	12,102,265	Ps.	(6,210,593)	Ps.	(2,247,990)	Ps.	3,643,682
Contributions made by plan participants		45,404		(45,404)		—		—
Contributions to the pension plan made by the Company		—		(10,853)		—		(10,853)
Benefits paid		(27,844,968)		27,547,809		—		(297,159)
Payments to employees		(10,868,600)		—		—		(10,868,600)
Plan changes		(29,383)		—				(29,383)
Effect of translation		(4,745,061)		3,259,358		(346,706)		(1,832,409)

Others	Ps.	(43,442,608)	Ps.	30,750,910	Ps.	(346,706)	Ps.	(13,038,404)
Balance at the end of the year		334,458,153		(204,092,587)		4,055,040		134,420,606
Less short-term portion		(232,102)		—		—		(232,102)

Non-current obligation	Ps.	334,226,051	Ps.	(204,092,587)	Ps.	4,055,040	Ps.	134,188,504

In the case of other subsidiaries in Mexico, the net period cost of other employee benefits for the years ended December 31, 2021, 2022 and 2023 was Ps. 267,728, Ps. 126,735 and Ps.120,843, respectively. The balance of other employee benefits at December 31, 2022 and 2023 was Ps. 1,070,177 and Ps. 978,851 respectively.
In the case of Brazil, the net period cost of other benefits for the years ended December 31, 2021, 2022 and 2023 was Ps. 225,984, Ps. 166,503 and Ps. 82,870, respectively. The balance of employee benefits at December 31, 2022 and 2023 was Ps. 1,428,547 and Ps. 1,790,094, respectively.
In the case of Ecuador, the net period cost of other benefits for the years ended December 31, 2021, 2022 and 2023 was Ps. 111,353, Ps. (29,743) and Ps. 40,498, respectively. The balance of employee benefits at December 31, 2022 and 2023 was Ps. 519,239 and Ps. 479,762, respectively.

In the case of Central America, the net period cost of other benefits for the years ended December 31, 2022 and 2023 was Ps. 33,479 and Ps. 39,384, respectively. The balance of employee benefits at December 31, 2022 and 2023 was Ps. 238,918 and Ps. 222,777, respectively.
Plan assets are invested in:
At December 31

	2022			2023
	Puerto Rico	Brazil	Mexico	Puerto Rico	Brazil	Mexico
Equity instruments	40%	—	74%	42%	—	76%
Debt instruments	24%	92%	26%	23%	91%	24%
Others	36%	8%	—	35%	9%	—

	100%	100%	100%	100%	100%	100%

Included in the Telmex’s net pension plan liability are plan assets of Ps. 174,814,669 and Ps. 175,265,188 as of December 31, 2022 and 2023, respectively, of which 44.2% and 49.3% during 2022 and 2023, respectively, were invested in equity and debt instruments of both América Movil and also of related parties, primarily entities that are under common control of the Company’s principal shareholder. The Telmex pension plan recorded a re-measurement of its defined pension plan of Ps. 11,590,623 and Ps. 3,396,589 during 2022 and 2023, respectively, attributable to a change in actuarial assumptions, and also an increase and a decrease in the fair value of plan investments from December 31, 2022 to December 31, 2023. The increase and decrease in fair value of the aforementioned related party pension plan investments approximated Ps. 9,806,143 and Ps. (6,965,748) during the years ended December 31, 2022 and 2023, respectively.
The assumptions used in determining the net period cost were as follows:

	2021				2022				2023
	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe	Puerto Rico	Brazil	Mexico	Europe
Discount rate and long- term rate return				0.25%,
		8.51% &		0.75% &		10.11% &				9.050% &
	2.75%	8.67%	10.4%	1.00%	5.42%	10.05%	11.5%	3.75%	5.13%	9.20%	11.65%	3.25%

Rate of future salary increases				3.00%,				4.5%,				6.0%
				3.40% &				5.3% &				&
	2.75%	3.25%	2.80%	4.00%	2.75%	3.50%	2.8%	3.4%, 4.6%	2.00%	3.50%	2.8%	3.6%5.4%

Percentage of increase in health care costs for the coming year	2.72%	9.44%			5.44%	9.71%			5.13%	9.71%

Year to which this level will be maintained	N/A	2030		NA		2031			NA	2032

Rate of increase of pensions				1.60%				1.90%				2.50%

Employee turnover rate*				0.00% 1.12%				0.00% 1.03%				0.00%- 0.91%

*	Depending on years of service

Biometric

Puerto Rico:
Mortality:	RPI 2012, MSS 2022 Tables.

Brazil:

Mortality:	2000 Basic AT Table for gender
Disability for assets:	UP 84 modified table for gender
Disability retirement:	80 CSO Code Table
Rotation:	Probability of leaving the Company other than death, Disability and retirement is zero
Europe
Life expectancy in Austria is base on “AVÖ 2018-P – Rechnungsgrundlagen für die Pensionsversicherung – Pagler & Pagler”.

Telmex
Mortality:	Mexican 2000 (CNSF) adjusted
Disability:	Mexican Social Security adjusted by Telmex experience
Turnover:	Telmex experience
Retirement:	Telmex experience
For the year ended December 31, 2023, the Company conducted a sensitivity analysis on the most significant variables that affect the DBO liability, simulating independently, reasonable changes to roughly 100 basis points in each of these variables. The increase (decrease) in the DBO pension and other benefits liability at December 31, 2023 are as follows:

	-100 points		+100 points
Discount rate	Ps.	24,649,189	Ps.	(21,708,327)
Health care cost trend rat	Ps.	(432,588)	Ps.	495,862
Telmex Plans
Part of the Telmex´s employees are covered under defined benefit pension plans and seniority premiums. Pension benefits and seniority premiums are determined on the basis in their final year of employment, their seniority, and their age at the time of retirement. Telmex has set up an irrevocable trust fund to finance these employee benefits and has adopted the policy of making contributions to such fund when it is considered necessary.
Europe
Defined benefit pension plans
A1 Telekom Austria Group provides defined benefits for certain former employees in Austria. All eligible employees are retired and were employed prior to January 1, 1975. This unfunded plan provides benefits based on a percentage of salary and years employed, not exceeding 80% of the salary before retirement, and taking into consideration the pension provided by the social security system. A1 Telekom Austria Group is exposed primarily to the risk of development of life expectancy and inflation because the benefits from pension plans are lifetime benefits. Furthermore, the obligation for pensions relate to the employees of the company Akenes in Lausanne are included.

Service awards
Civil servants and certain employees (in the following “employees”) are eligible to receive service awards. In accordance with the legal regulations, eligible employees receive a cash bonus of two months’ salary after 25 years of service and four months’ salary after 40 years of service. Employees with at least 35 years of service when retiring (at the age of 65) or who are retiring based on specific legal regulations are also eligible to receive the service award of four monthly salaries. The obligation is accrued over the period of service, taking into account the employee turnover rate for employees who leave employment prematurely. The main risk that A1 Telekom Austria Group is exposed to is the risk of development of salary increases and changes of interest rates.
Severance
Defined contribution plans
Employees who started work for A1 Telekom Austria Group in Austria on or after January 1, 2003 are covered by a defined contribution plan. In 2023, A1 Telekom Austria Group paid Ps. 74,994 (2022: Ps. 66,700), 1.53% of the salary or wage, into this defined contribution plan (BAWAG Allianz Mitarbeitervorsorgekasse AG).
Defined benefit plans
Severance benefit obligations for employees, whose employment commenced before January 1, 2003, excluding civil servants, are covered by defined benefit plans. Upon termination of employment by A1 Telekom Austria Group or upon retirement, eligible employees receive severance payments. Depending on their time in service, their severance amounts to a multiple of their monthly basic compensation plus variable components such as overtime or bonuses, up to a maximum of twelve monthly salaries. In case of death, the heirs of eligible employees receive 50% of the severance benefits. The primary risks to A1 Telekom Austria Group are salary increases and changes of interest rates.
b) Defined Contribution Plans
Brazil
Claro makes contributions to the DCP through Embratel Social Security Fund – Telos. Contributions are computed based on the salaries of the employees, who decide on the percentage of their contributions to the plan (participants enrolled before October 31st, 2014 is from 1% to 8% and, for those subscribed after that date, the contribution is from 1% to 7% of their salaries). Claro contributes the same percentage as the employee, capped at 8% of the participant’s balance for the employees that are eligible to participate in this plan.
At December 31, 2022 and 2023, the balance of the DCP liability was Ps. 34,775 and Ps. 320,904 respectively. For the years ended December 31, 2021, 2022 and 2023 the cost of labor were Ps. 61,649, Ps. 5,021 and Ps. 3,846, respectively.
Europe
In Austria, pension benefits are generally provided by the social security system for employees, and by the government for civil servants. The contributions of 12.55% of gross salaries that A1 Telekom Austria Group made in 2023 to the social security system and the government in Austria amount to Ps. 1,105,037, (2022: Ps. 1,272,331). In 2023, contributions of the foreign subsidiaries into the respective systems range between 7% and 28% of gross salaries and amount to Ps. 560,777, (2022: Ps. 597,710).
Additionally, A1 Telekom Austria Group offers a defined contribution plan for employees of some of its Austrian subsidiaries. A1 Telekom Austria Group’s contributions to this plan are based on a percentage of the compensation not exceeding 5%. In 2023, the annual expenses for this plan amounted to Ps. 199,345, (2022: Ps. 252,980).

As of December 31, 2022 and 2023, the liability related to this defined contribution plan amounted to Ps. 55,937 and Ps. 56,692, respectively.
Other countries
For the rest of the countries where the Company operates and that do not have defined benefit plans or defined contribution plans, the Company makes contributions to the respective governmental social security agencies which are recognized in results of operations as they are incurred.
c) Long-term direct employee benefits

	Balance at December 31, 2021	Effect of translation	Increase of the year	Payments	Balance at December 31, 2022
Long-term direct employee benefits	Ps.7,925,846	Ps.(879,484)	Ps.1,376,566	Ps.(2,019,176)	Ps.6,403,752

	Balance at December 31, 2022	Effect of translation	Increase of the year	Payments	Balance at December 31, 2023
Long-term direct employee benefits	Ps.6,403,752	Ps.(647,033)	Ps.1,608,275	Ps.(1,975,199)	Ps.5,389,795

In 2008, a comprehensive restructuring program was initiated in the segment Austria. The provision for restructuring includes future compensation of employees who will no longer provide services for A1 Telekom Austria Group but who cannot be laid off due to their status as civil servants. These employment contracts are onerous contracts under IAS 37, as the unavoidable cost related to the contractual obligation exceeds the future economic benefit. The restructuring program also includes social plans for employees whose employment will be terminated in a socially responsible way. In 2009 and every year from 2011 to 2020, new social plans were initiated that provide for early retirement, special severance packages and golden handshake options. Due to their nature as termination benefits, these social plans are accounted for according to IAS 19.